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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9819

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

                                 P.O. Box 5049
                           Boston, Massachusetts 02206

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                    (Address of principal executive offices)

                 Ryan Louvar, Vice President and Senior Counsel
                       State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                           Boston, Massachusetts 02111

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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 - June 30, 2006

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ITEM 1. PROXY VOTING RECORD

STATE STREET EQUITY 500 INDEX FUND

The State Street Equity 500 Index Fund ("500 Fund") invests all of its investable assets in the State Street Equity 500 Index Portfolio ("500 Portfolio") of the State Street Master Funds ("Master Trust"). There were no matters relating to the 500 Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the 500 Fund was entitled to vote. The proxy voting record of the 500 Portfolio is set forth in the Master Trust's Form N-PX filing for the year ended June 30, 2006, which was filed on August [ ], 2006 under CIK 0001094885 and 1940 Act File Number 811-09599.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

The State Street Institutional Liquid Reserves Fund ("ILR Fund") invests all of its investable assets in the State Street Money Market Portfolio ("MM Portfolio") of the Master Trust. There were no matters relating to the MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the ILR Fund was entitled to vote. The MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                  By: /s/ James Ross
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                                      James Ross
                                      President and Principal Executive Officer
                                      August 21, 2006